UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK TAX FREE

MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2011

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Education - 16.1%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.110%	10/1/35	$2,000,000	$2,000,000	(a)(b)
Chemung County, NY, Industrial Development Agency, Civic Facilities Revenue, Elmira College Project, LOC-JPMorgan Chase	0.120%	7/1/38	2,935,000	2,935,000	(a)(b)
Monroe County, NY, Industrial Development Agency Revenue, Monroe Community College, LOC-JPMorgan Chase	0.150%	1/15/32	7,770,000	7,770,000	(a)(b)
Nassau County, NY, Industrial Development Agency, North Shore Hebrew Academy High School Project, LOC-Sovereign Bank FSB & Banco Santander	0.500%	12/1/36	8,060,000	8,060,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-HSBC Bank USA N.A.	0.110%	7/1/33	4,000,000	4,000,000	(a)(b)
Non-State Supported Debt, Culinary Institute of America, XLCA, LOC-TD Banknorth N.A.	0.110%	7/1/36	1,200,000	1,200,000	(a)(b)
Non-State Supported Debt, Oxford University Press Inc., LOC-Barclays Bank PLC	0.120%	7/1/23	3,600,000	3,600,000	(a)(b)
Non-State Supported Debt, Rockefeller University	0.110%	7/1/39	100,000	100,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.120%	7/1/32	10,000,000	10,000,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.120%	7/1/35	95,000	95,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-Bank of America N.A.	0.110%	7/1/27	4,600,000	4,600,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.100%	7/1/33	2,500,000	2,500,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.080%	7/1/38	8,845,000	8,845,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.090%	7/1/31	25,300,000	25,300,000	(a)(b)
State Supported Debt, Cornell University, SPA-HSBC Bank USA N.A.	0.110%	7/1/33	100,000	100,000	(a)(b)
State Supported Debt, New York Public Library Astor Lenox & Tilden Foundations, LOC-TD Bank N.A.	0.060%	7/1/28	275,000	275,000	(a)(b)
State Supported Debt, University of Rochester, LOC-HSBC Bank USA N.A.	0.070%	7/1/33	300,000	300,000	(a)(b)
Wagner College, LOC-Morgan Guarantee Trust	0.080%	7/1/28	225,000	225,000	(a)(b)
New York State Dormitory Authority Revenue, TECP, Cornell University Program	0.170%	2/2/12	5,100,000	5,100,000
New York State Dormitory Authority, Lease Revenue, City University of New York	2.000%	7/1/12	1,300,000	1,311,759

Total Education				88,316,759

Finance - 5.8%
Nassau County, NY, Interim Finance Authority, LIQ-Bank of America N.A.	0.160%	11/15/17	7,300,000	7,300,000	(a)(b)
New York City, NY, TFA:
Future Tax Secured, SPA-Bayerische Landesbank	0.110%	5/1/28	4,200,000	4,200,000	(a)(b)
Future Tax Secured, SPA-Citibank N.A.	0.130%	8/1/31	4,400,000	4,400,000	(a)(b)
New York City Recovery Project Revenue, LIQ-Landesbank Hessen-Thuringen	0.130%	11/1/22	1,065,000	1,065,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.070%	11/1/22	11,730,000	11,730,000	(a)(b)
New York City Recovery Project Revenue, SPA-Wells Fargo N.A.	0.070%	11/1/22	400,000	400,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Finance - continued
New York City Recovery Project Revenue, Subordinated, LIQ-JPMorgan Chase	0.110%	11/1/22	$375,000	$375,000	(a)(b)
New York State Housing Finance Agency Affordable Housing Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.060%	5/1/45	2,300,000	2,300,000	(a)(b)

Total Finance				31,770,000

General Obligation - 19.1%
Arlington, NY, CSD, GO, BAN	1.000%	11/16/12	762,300	765,789
Berne-Knox-Westerlo, NY, CSD, GO, BAN	1.000%	12/30/11	700,000	700,099
Brookhaven, NY, GO, BAN	1.000%	9/28/12	4,408,000	4,428,259
Canandaigua, NY, City School District, GO, BAN	0.750%	6/21/12	1,065,000	1,065,379
Canandaigua, NY, GO, BAN	1.000%	12/30/11	600,000	600,255
Carmel, NY, GO, BAN	1.000%	10/12/12	511,000	512,840
Central Islip, NY, Union Free School District, GO, BAN	1.000%	9/14/12	4,250,000	4,262,609
Clarence, NY, GO, BAN	1.000%	7/26/12	1,048,000	1,051,118
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-JPMorgan Chase	0.120%	7/1/29	10,800,000	10,800,000	(a)(b)
Dunkirk, NY, GO, BAN	1.500%	3/29/12	800,000	801,184
East Irondequoit, NY, CSD, GO, BAN	0.750%	6/19/12	4,100,000	4,101,275
Edgemont, NY, Union Free School District of Greenburgh, GO, TAN	1.000%	1/13/12	2,000,000	2,001,069
Gates Chili, NY, CSD, GO, BAN	0.750%	6/29/12	915,000	915,322
Guilderland, NY, CSD, GO, BAN	1.000%	7/19/12	300,000	300,714
Hamburg Village, NY, GO, BAN	1.000%	7/19/12	450,000	450,674
Iroquois, NY, CSD, GO, BAN	0.750%	6/26/12	1,635,000	1,635,942
Jordan-Elbridge, NY, CSD, GO, BAN	1.000%	7/27/12	2,600,000	2,601,447
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/13/12	100,000	100,110
Kings Point, NY, GO, BAN	1.000%	8/3/12	430,000	431,666
Lancaster, NY, CSD, GO, BAN	1.000%	6/15/12	1,205,000	1,208,744
Lloyd, NY, GO, BAN	1.500%	2/24/12	1,260,000	1,261,071
Locust Valley, NY, CSD, GO, TAN	1.000%	6/21/12	600,000	601,921
Middletown, NY, GO, BAN	1.500%	2/23/12	795,769	796,599
New York City, NY, GO:
AGM, SPA-State Street Bank & Trust Co.	0.070%	8/1/23	2,780,000	2,780,000	(a)(b)
LOC-Bank of America N.A.	0.170%	4/1/36	350,000	350,000	(a)(b)
LOC-Landesbank Hessen-Thuringen	0.310%	8/1/24	200,000	200,000	(a)(b)
LOC-Morgan Stanley	0.100%	8/1/31	10,000,000	10,000,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.070%	4/1/32	1,500,000	1,500,000	(a)(b)
New York, NY, GO:
AGM, SPA-State Street Bank & Trust Co.	0.070%	8/1/19	600,000	600,000	(a)(b)
AGM, SPA-State Street Bank & Trust Co.	0.070%	8/1/20	1,245,000	1,245,000	(a)(b)
AGM, SPA-State Street Bank & Trust Co.	0.070%	8/1/21	400,000	400,000	(a)(b)
LIQ-Lloyds TSB Bank PLC	0.110%	8/1/20	2,300,000	2,300,000	(a)(b)
LOC-KBC Bank N.V.	0.270%	8/1/16	1,500,000	1,500,000	(a)(b)
LOC-Landesbank Hessen-Thuringen	0.200%	2/15/20	2,200,000	2,200,000	(a)(b)
NATL, SPA-Wachovia Bank N.A.	0.160%	8/1/14	2,600,000	2,600,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.180%	8/15/23	2,470,000	2,470,000	(a)(b)
North Salem, NY, CSD, GO, BAN	1.100%	6/22/12	210,000	210,089
Orangetown, NY, GO, BAN	1.750%	9/27/12	730,000	736,855
Orchard Park Town, NY, GO, BAN	1.000%	10/25/12	780,000	783,204
Oyster Bay, NY, GO, BAN	3.000%	8/10/12	9,100,000	9,255,099
Oyster Bay-East Norwich, NY, CDS, GO, TAN	1.000%	6/22/12	500,000	501,471
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/22/12	900,000	902,804
Susquehanna Valley, NY, CSD, GO, BAN	1.000%	6/29/12	6,500,000	6,511,884
Taconic Hills, NY, School District at Craryville, GO, BAN	1.000%	7/6/12	600,000	601,132

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - continued
Tarrytowns, NY, Union Free School District, GO:
BAN	1.000%	2/17/12	$1,300,000	$1,301,047
BAN	1.000%	8/10/12	1,600,000	1,606,166
Tonawanda Town, NY, GO, BAN	1.000%	9/6/12	1,400,000	1,404,900
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/27/12	500,000	501,253
Union Endicott, NY, CSD, GO, BAN	1.000%	6/28/12	8,900,000	8,918,231
Valhalla, NY, UFSD, GO, TAN	1.000%	2/15/12	400,000	400,425
Wallkill, NY, GO, BAN	1.250%	9/7/12	1,210,000	1,213,773
West Seneca, NY, GO, BAN	1.000%	12/21/11	516,000	516,087
Yorktown, NY, CSD, GO, BAN	1.250%	6/29/12	250,000	250,701

Total General Obligation				105,154,207

Health Care - 6.7%
New York City, NY, Health & Hospital Corp., Health Systems, LOC-TD Bank N.A.	0.060%	2/15/31	2,600,000	2,600,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.100%	2/15/26	285,000	285,000	(a)(b)
New York State Dormitory Authority Revenue:
Mental Health Services, SPA-HSBC Bank USA	0.110%	2/15/31	150,000	150,000	(a)(b)
Mental Health Services, SPA-JPMorgan Chase	0.100%	2/15/31	640,000	640,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.090%	11/1/34	2,600,000	2,600,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.100%	11/1/36	2,500,000	2,500,000	(a)(b)
Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Saint Elizabeth Medical Center Facility, LOC-HSBC Bank	0.120%	6/1/26	6,250,000	6,250,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.140%	1/1/23	1,435,000	1,435,000	(a)(b)
Tompkins County, NY, Industrial Development Agency, Civic Facility Revenue, Ithacare Center Co., LOC-Bank of America N.A.	0.180%	2/1/37	11,245,000	11,245,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-Commerce Bank N.A.	0.090%	11/1/24	9,255,000	9,255,000	(a)(b)

Total Health Care				36,960,000

Housing: Multi-Family - 23.3%
New York City, NY, HDC, BX Parkview Associates LLC, LOC-Citibank N.A.	0.130%	12/1/36	3,435,000	3,435,000	(a)(b)(c)
New York City, NY, HDC, MFH Rent Revenue:
Balton LLC, FHLMC, LOC- Bank of America N.A.	0.120%	9/1/49	4,500,000	4,500,000	(a)(b)
Royal Properties, LIQ-FNMA	0.080%	4/15/35	6,400,000	6,400,000	(a)(b)
New York City, NY, HDC, MFH Revenue:
3463 Third Avenue Realty LLC, LOC-Citibank N.A.	0.140%	7/1/37	1,825,000	1,825,000	(a)(b)(c)
LIQ-JPMorgan Chase	0.150%	5/1/15	11,190,000	11,190,000	(a)(b)
Mtg-33 West Tremont Avenue, LOC-HSBC Bank USA N.A.	0.110%	2/15/38	1,490,000	1,490,000	(a)(b)(c)

New York City, NY, HDC, Multi-Family Mortgage Revenue:
1405 Fifth Avenue LLC, LOC-Citibank N.A.	0.160%	7/1/39	4,690,000	4,690,000	(a)(b)(c)
Boricua Village Apartments, LOC-Citibank N.A.	0.130%	9/1/42	6,665,000	6,665,000	(a)(b)(c)
Las Casas Development, LOC-Bank of America N.A.	0.200%	10/1/40	3,250,000	3,250,000	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - continued
Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.150%	2/1/49	$6,670,000	$6,670,000	(a)(b)
Susans Court, LOC-Citibank N.A.	0.150%	11/1/39	6,500,000	6,500,000	(a)(b)(c)
The Dorado Apartments, LOC-Citibank N.A.	0.140%	6/1/40	3,020,000	3,020,000	(a)(b)(c)
New York State HFA Revenue:
10 Liberty, FHLMC, LIQ-FHLMC	0.090%	5/1/35	380,000	380,000	(a)(b)
360 West 43, FNMA, LIQ-FNMA	0.120%	11/15/33	6,200,000	6,200,000	(a)(b)(c)
Victory Housing, LIQ-FHLMC	0.120%	11/1/33	4,000,000	4,000,000	(a)(b)(c)
New York State Housing Finance Agency Revenue:
345 East 94th Street Associates LLC, LIQ-FHLMC	0.110%	11/1/30	500,000	500,000	(a)(b)(c)
350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen	0.500%	11/1/34	18,000,000	18,000,000	(a)(b)(c)
350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen	0.500%	11/1/34	600,000	600,000	(a)(b)(c)
Admiral Halsey Senior Apartments, LOC-Citibank N.A.	0.160%	5/1/37	3,550,000	3,550,000	(a)(b)(c)
Baisley Park Gardens, LOC-Citibank N.A.	0.130%	11/1/39	2,880,000	2,880,000	(a)(b)
FNMA, LIQ-FNMA	0.120%	5/15/31	1,200,000	1,200,000	(a)(b)(c)
FNMA, LIQ-FNMA	0.070%	5/15/39	3,700,000	3,700,000	(a)(b)
Prospect Plaza Apartments, LOC-Citibank N.A.	0.130%	11/1/39	275,000	275,000	(a)(b)(c)
Remeeder Houses, LOC-Citibank N.A.	0.160%	5/1/39	3,985,000	3,985,000	(a)(b)(c)
Shore Hill Housing Associates LP, LIQ-FHLMC	0.120%	5/1/45	6,150,000	6,150,000	(a)(b)
New York State Housing Finance Agency Service, Contract Revenue:
LOC-Bank of America N.A.	0.120%	9/15/21	6,500,000	6,500,000	(a)(b)
LOC-Bank of America N.A.	0.120%	9/15/21	2,395,000	2,395,000	(a)(b)
New York, NY, HDC, MFH Revenue, 90 West St., LIQ-FNMA	0.120%	3/15/36	3,370,000	3,370,000	(a)(b)
New York, NY, HDC, MFH Revenue, Aldus St. Apartments, LOC-FNMA.	0.110%	6/15/37	5,000,000	5,000,000	(a)(b)(c)

Total Housing: Multi-Family				128,320,000

Housing: Single Family - 4.7%
New York State Housing Finance Agency Revenue:
250 West 93rd Street, LOC-Landesbank Hessen-Thuringen	0.220%	11/1/38	3,400,000	3,400,000	(a)(b)
316 11th Avenue Housing, LIQ-FNMA	0.120%	5/15/41	2,325,000	2,325,000	(a)(b)
750 Sixth Avenue, FNMA-Collateralized	0.120%	5/15/31	1,700,000	1,700,000	(a)(b)(c)
Victory Housing, LIQ-FHLMC	0.120%	11/1/33	1,400,000	1,400,000	(a)(b)(c)
West 37th Street, LOC-Landesbank Hessen-Thuringen	0.500%	5/1/42	16,800,000	16,800,000	(a)(b)

Total Housing: Single Family				25,625,000

Industrial Revenue - 6.6%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living Residential Corporation Project, LOC-HSBC Bank USA N.A.	0.120%	2/1/37	1,540,000	1,540,000	(a)(b)
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.200%	12/1/20	1,760,000	1,760,000	(a)(b)(c)
Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-JPMorgan Chase	0.150%	4/1/35	3,350,000	3,350,000	(a)(b)
New York City, NY, IDA, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.300%	6/1/21	1,270,000	1,270,000	(a)(b)(c)

New York City, NY, Industrial Development Agency Revenue, FC Hanson Office Associates LLC, LOC-ING Bank NV, Lloyds TSB Bank PLC	0.130%	12/1/39	2,400,000	2,400,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.120%	12/1/32	1,615,000	1,615,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.080%	7/1/25	$2,000,000	$2,000,000	(a)(b)
Refunding and Improvement, 2007 All Stars Project, LOC-JPMorgan Chase	0.170%	12/1/36	2,475,000	2,475,000	(a)(b)
Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Mohawk Valley, St. Lukes, LOC-Bank of America N.A.	0.240%	6/1/31	4,475,000	4,475,000	(a)(b)
Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC Bank USA N.A.	0.400%	1/1/21	2,855,000	2,855,000	(a)(b)(c)
Rockland County, NY, Industrial Development Agency, Civic Facility Revenue, Rockland Jewish Community Center Corp., LOC-Wells Fargo Bank N.A.	0.100%	12/1/32	5,875,000	5,875,000	(a)(b)
Suffolk County, NY, IDA, IDR, Spellman/Merrill Realty, LOC-HSBC Bank USA N.A.	0.400%	12/1/20	2,500,000	2,500,000	(a)(b)(c)
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.400%	10/1/17	1,630,000	1,630,000	(a)(b)(c)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.070%	7/1/37	100,000	100,000	(a)(b)
Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wells Fargo Bank N.A.	0.100%	4/1/26	2,700,000	2,700,000	(a)(b)

Total Industrial Revenue				36,545,000

Life Care Systems - 0.3%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.140%	7/1/25	1,375,000	1,375,000	(a)(b)

Miscellaneous - 0.3%
New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced Assistance, LOC-Bank of America N.A.	0.230%	3/1/38	1,855,000	1,855,000	(a)(b)

Public Facilities - 3.8%
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-Bank of America N.A.	0.130%	4/1/27	1,200,000	1,200,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.100%	4/1/29	1,795,000	1,795,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.100%	4/1/44	4,950,000	4,950,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.100%	4/1/44	200,000	200,000	(a)(b)
Metropolitan Museum of Art	0.110%	10/1/36	800,000	800,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.120%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue, Metropolitan Museum of Art	0.090%	7/1/23	200,000	200,000	(a)(b)
Puerto Rico Commonwealth, Public Improvement, AGM, LOC-Barclays Bank PLC	0.100%	7/1/20	8,900,000	8,900,000	(a)(b)

Total Public Facilities				20,635,000

Tax Allocation - 2.4%
Nassau County, NY, Interim Finance Authority:
Sales Tax Secured, SPA-BNP Paribas	0.500%	11/15/15	3,815,000	3,815,000	(a)(b)
Sales Tax Secured, SPA-BNP Paribas	0.100%	11/15/25	9,100,000	9,100,000	(a)(b)

Total Tax Allocation				12,915,000

Transportation - 6.0%
MTA, NY Dedicated Tax Fund, LOC-Scotiabank	0.120%	11/1/34	845,000	845,000	(a)(b)
MTA, NY, Dedicated Tax Fund, LOC-Morgan Stanley	0.110%	11/1/31	13,115,000	13,115,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - continued
MTA, NY, Revenue:
LOC-Bank of Nova Scotia	0.110%	11/1/26	$1,800,000	$1,800,000	(a)(b)
Transportation, LOC-Landesbank Hessen-Thuringen	0.210%	11/1/35	5,900,000	5,900,000	(a)(b)
Transportation, LOC-Landesbank Hessen-Thuringen	0.250%	11/1/35	1,600,000	1,600,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenues:
AGM, SPA-Lloyds TSB Bank PLC	0.120%	1/1/19	7,300,000	7,300,000	(a)(b)
Refunding, MTA Bridges Tunnels, AGM, SPA-JPMorgan Chase	0.120%	1/1/19	100,000	100,000	(a)(b)
Refunding, SPA-Bank of America N.A.	0.160%	1/1/32	1,460,000	1,460,000	(a)(b)
SPA-ABN AMRO Bank N.V.	0.130%	11/1/32	580,000	580,000	(a)(b)
SPA-JPMorgan Chase	0.110%	1/1/32	340,000	340,000	(a)(b)

Total Transportation				33,040,000

Utilities - 0.1%
Long Island, NY, Power Authority, LOC-State Street Bank & Trust Co.	0.070%	5/1/33	800,000	800,000	(a)(b)

Water & Sewer - 4.7%
New York City, NY, MFA, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.170%	6/15/34	14,700,000	14,700,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Bank of Nova Scotia	0.080%	6/15/38	5,800,000	5,800,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.210%	6/15/39	1,250,000	1,250,000	(a)(b)
Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia	0.060%	1/15/13	4,300,000	4,300,000	(a)(b)

Total Water & Sewer				26,050,000

TOTAL INVESTMENTS - 99.9% (Cost - $549,360,966#)				549,360,966
Other Assets in Excess of Liabilities - 0.1%				276,368

TOTAL NET ASSETS - 100.0%				$549,637,334

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
UFSD	— Unified Free School District
XLCA	— XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	55.4%
VMIG 1	32.3
SP-1	1.7
MIG 1	0.2
NR	10.4
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 8 through 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$549,360,966	—	$549,360,966

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Notes to Schedule of Investments (unaudited) (continued)

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2011, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 25, 2012